AFFILIATE AND RELATED PARTY TRANSACTIONS - Revenue and Related Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transactions [Abstract]
Revenue	$ 986	$ 720	$ 1,380	$ 720	$ 1,086
Operating expenses:
Programming and other direct costs	(1,196)	(642)	(3,026)	(642)	(1,947)
Other operating expenses, net	(28,332)	(8,056)	(73,263)	(13,056)	(18,854)
Operating expenses, net	(29,528)	(8,698)	(76,289)	(13,698)	(20,801)
Interest expense	0	(48,617)	(90,405)	(53,922)	(112,712)
Net charges	(28,542)	(56,595)	(679,037)	(66,900)	(132,427)
Capital Expenditures	$ 72,185	$ 0	$ 98,234	$ 0	$ 45,886